Business Combinations - Summary of Pro Forma Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Pro forma revenue	$ 60,595	$ 33,241	$ 119,133	$ 73,270
Pro forma net loss	$ (459,753)	$ (15,606)	$ (467,210)	$ (49,842)